This combined prospectus sets forth concisely the information a prospective investor should know before investing in the following open-end management investment companies: Scudder Cash Investment Trust and Scudder U.S. Treasury Money Fund. Please retain it for future reference.

Shares of the Funds are not insured or guaranteed by the U.S. Government. The Funds seek to maintain a constant net asset value of $1.00 per share but there can be no assurance that the stable net asset value will be maintained.


If you require more detailed information, a Statement of Additional Information for the Funds dated November 1, 1997, as amended from time to time, may be obtained without charge by writing Scudder Investor Services, Inc., Two International Place, Boston, MA 02110-4103 or calling 1-800-225-2470. The Statement, which is incorporated by reference into this prospectus, has been filed with the Securities and Exchange Commission and is available along with other related materials on the SEC's Internet Web site (http://www.sec.gov).


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Contents--see page 5.


---------------------------
NOT FDIC- MAY LOSE VALUE
INSURED   NO BANK GUARANTEE
---------------------------


[LOGO] PRINTED WITH SOY INK  [RECYCLE LOGO] Printed on recycled paper

SCUDDER  [LOGO]

Scudder Cash
Investment Trust

Scudder U.S. Treasury
Money Fund

-------------------------


November 1, 1997


Two pure no-load(TM) (no sales charges) money market mutual funds seeking safety, liquidity and stability of capital and, consistent therewith, current income.

---------------------------------------
Expense information
---------------------------------------

--------------------------------------------------------------------------------
How to compare a Scudder pure no-load(TM) fund

This information is designed to help you understand the various costs and expenses of investing in Scudder funds. By reviewing this table and those in other mutual funds' prospectuses, you can compare each Fund's fees and expenses with those of other funds. With Scudder's pure no-load(TM) funds, you pay no commissions to purchase or redeem shares, or to exchange from one fund to another. As a result, all of your investment goes to work for you.

1) Shareholder transaction expenses: Expenses charged directly to your individual account in a Fund for various transactions.

                                                               Scudder Cash          Scudder U.S.
                                                             Investment Trust    Treasury Money Fund
                                                             ----------------    -------------------
      Sales commissions to purchase shares (sales load)            NONE                 NONE
      Commissions to reinvest dividends                            NONE                 NONE
      Redemption fees                                              NONE*                NONE*
      Fees to exchange shares                                      NONE                 NONE


2) Annual Fund operating expenses (after expense maintenance): Expenses paid by a Fund before it distributes its net investment income, expressed as a percentage of each Fund's average daily net assets for the fiscal year ended June 30, 1997 for Scudder Cash Investment Trust and Scudder U.S. Treasury Money Fund.

      Investment management fees (after waiver)                   0.40%**              0.21%+
      12b-1 fees                                                   NONE                 NONE
      Other expenses                                              0.45%                0.44%
                                                                  ----                 ----
      Total Fund operating expenses (after waiver)                0.85%**              0.65%+
                                                                  ====                 ====


Example

Based on the levels of total Fund operating expenses listed above, the total expenses relating to a $1,000 investment, assuming a 5% annual return and redemption at the end of each period, are listed below. Investors do not pay these expenses directly; they are paid by each Fund before it distributes its net investment income to shareholders. (As noted above, the Funds have no redemption fees of any kind.)


      One year                                                     $  9                 $  7
      Three years                                                    27                   21
      Five years                                                     47                   36
      Ten years                                                     105                   81


See "Fund organization--Investment adviser" for further information about the investment management fees. This example assumes reinvestment of all dividends and distributions and that the percentage amounts listed under "Annual Fund operating expenses" remain the same each year. This example should not be considered a representation of past or future expenses or return. Actual Fund expenses and return vary from year to year and may be higher or lower than those shown.

* You may redeem by writing or calling the Funds or by Write-A-Check. If you wish to receive redemption proceeds via wire, there is a $5 wire service fee. For additional information, please refer to "Transaction information--Redeeming shares."


** Until October 31, 1998, the Adviser has agreed to waive all or a portion of its investment management fee payable by the Fund to the extent necessary so that the total annualized expenses of the Fund do not exceed 0.85% of the average daily net assets. This expense information has been restated to reflect current fees. Actual annualized Fund expenses for the fiscal year ended June 30, 1997 were: investment management fee 0.41%, other expenses 0.45% and total operating expenses 0.86%.

+ Until October 31, 1998, the Adviser has agreed to waive all or a portion of its investment management fee payable by the Fund to the extent necessary so that the total annualized expenses of the Fund do not exceed 0.65% of the average daily net assets. If the Adviser had not agreed to do so, Fund operating expenses would have been: investment management fee 0.50%, other expenses 0.44% and total operating expenses 0.94% for the fiscal year ended June 30, 1997.
--------------------------------------------------------------------------------



--
2

---------------------------------------
Financial highlights
---------------------------------------

Scudder Cash Investment Trust
--------------------------------------------------------------------------------
The following table includes selected data for a share outstanding throughout each year and other performance information derived from the audited financial statements.


If you would like more detailed information concerning the Fund's performance, a complete portfolio listing and audited financial statements are available in the Fund's Annual Report dated June 30, 1997 and may be obtained without charge by writing or calling Scudder Investor Services, Inc.

                                                               Years Ended June 30,
                                      1997     1996     1995     1994     1993     1992     1991     1990    1989    1988
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of       ---------------------------------------------------------------------------------------
   period ........................  $1.000   $1.000   $1.000   $1.000   $1.000   $1.000   $1.000   $1.000   $1.000   $1.000
                                    ---------------------------------------------------------------------------------------
Net investment income ............    .046     .048     .048     .027     .027     .047     .069     .080     .082     .064
Distributions from net investment
   income and net realized capital
   gains .........................   (.046)   (.048)   (.048)   (.027)   (.027)   (.047)   (.069)   (.080)   (.082)   (.064)
                                    ---------------------------------------------------------------------------------------
Net asset value, end of period ...  $1.000   $1.000   $1.000   $1.000   $1.000   $1.000   $1.000   $1.000   $1.000   $1.000
                                    ---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Total Return (%) .................    4.73     4.89     4.90     2.77     2.75     4.76     7.13     8.23     8.49     6.59
Ratios and Supplemental Data
Net assets, end of period
   ($ millions) ..................   1,431    1,387    1,520    1,430    1,119    1,361    1,736    1,644    1,563    1,370
Ratio of operating expenses, net
   to average daily net assets (%)     .86      .83      .78      .82      .78      .70      .66      .67      .66      .68
Ratio of operating expenses before
   expense reduction, to average
   daily net assets (%) ..........     .86      .83      .78      .82      .78      .70      .66      .67      .66      .68
Ratio of net investment income
   to average daily net assets (%)    4.63     4.79     4.84     2.78     2.72     4.58     6.91     7.93     8.21     6.44



                                                                              --

---------------------------------------
Financial highlights
---------------------------------------

Scudder U.S. Treasury Money Fund
--------------------------------------------------------------------------------
The following table includes selected data for a share outstanding throughout each year and other performance information derived from the audited financial statements.


If you would like more detailed information concerning the Fund's performance, a complete portfolio listing and audited financial statements are available in the Fund's Annual Report dated June 30, 1997 and may be obtained without charge by writing or calling Scudder Investor Services, Inc.

                                                                   Years Ended June 30,
                                      1997    1996    1995     1994    1993    1992    1991     1990    1989    1988
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of       ---------------------------------------------------------------------------------------
   period ........................  $1.000   $1.000   $1.000   $1.000   $1.000   $1.000   $1.000   $1.000   $1.000   $1.000
                                    ---------------------------------------------------------------------------------------
Net investment income ............    .045     .048     .046     .027     .027     .044     .065     .075     .074     .055
Less distributions from net
   investment income and net
   realized gains on investment
   transactions (a) ..............   (.045)   (.048)   (.046)   (.027)   (.027)   (.044)   (.065)   (.075)   (.074)   (.055)
Net asset value, end of             ---------------------------------------------------------------------------------------
   period ........................  $1.000   $1.000   $1.000   $1.000   $1.000   $1.000   $1.000   $1.000   $1.000   $1.000
                                    ---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Total Return (%) .................    4.58     4.91     4.70     2.74     2.74     4.48     6.71     7.74     7.66     5.69
Ratios and Supplemental Data
Net assets, end of period
   ($ millions) ..................     399      396      383      383      305      299      272      198      167      154
Ratio of operating expenses, net
   to daily net average assets (%)     .65      .65      .65      .65      .65      .65      .82      .98     1.01     1.04
Ratio of operating expenses before
   expense reductions, to average
   daily net assets (%) ..........     .94      .92      .90      .90      .85      .85      .91      .98     1.01     1.04
Ratio of net investment income to
   average net assets (%) ........    4.49     4.80     4.61     2.75     2.69     4.31     6.37     7.46     7.41     5.54


(a) Net realized capital gains were less than 6/10 of 1(cents)per share.
--------------------------------------------------------------------------------


--
4

---------------------------------------
A message from Scudder's chairman
---------------------------------------

[PHOTO]

Daniel Pierce, Chairman
Scudder, Stevens & Clark, Inc.


Scudder, Stevens & Clark, Inc., investment adviser to the Scudder Family of Funds, was founded in 1919. We offered America's first no-load mutual fund in 1928. Today, we manage in excess of $125 billion for many private accounts and over 50 mutual fund portfolios. We manage the mutual funds in a special program for the American Association of Retired Persons, as well as the fund options available through Scudder Horizon Plan, a tax-advantaged variable annuity. We also advise The Japan Fund and nine closed-end funds that invest in countries around the world.


The Scudder Family of Funds is designed to make investing easy and less costly. It includes money market, tax free, income and growth funds as well as IRAs, 401(k)s, Keoghs and other retirement plans.


Services available to all shareholders include toll-free access to the professional service representatives of Scudder Investor Relations, easy exchange among funds, shareholder reports, informative newsletters and the walk-in convenience of Scudder Investor Centers.


All Scudder mutual funds are pure no-load(TM). This means you pay no commissions to purchase or redeem your shares or to exchange from one fund to another. There are no "12b-1" fees either, which many other funds now charge to support their marketing efforts. All of your investment goes to work for you. We look forward to welcoming you as a shareholder.


/s/ Daniel Pierce

---------------------------------------
The Funds
---------------------------------------

Investment objectives


Scudder Cash Investment Trust

o stability of capital and, consistent therewith, to maintain the liquidity of capital and to provide current income

o     seeks to achieve its objective by investing in money market securities

Scudder U.S. Treasury Money Fund

o safety, liquidity and stability of capital and, consistent therewith, current income

o seeks to achieve its objective by investing in short-term U.S. Government securities and repurchase agreements


Investment characteristics

o     stable share price

o     fluctuating yield

o     daily liquidity and free check writing

o     dividends declared daily and paid monthly

---------------------------------------
Contents
---------------------------------------


Introduction .......................................   6
Scudder Cash Investment Trust ......................   6
Scudder U.S. Treasury Money Fund ...................   7
Additional information about policies
   and investments .................................   8
Distribution and performance information ...........   9
Fund organization ..................................  10
Transaction information ............................  11
Shareholder benefits ...............................  15
Purchases ..........................................  17
Exchanges and redemptions ..........................  18
Investment products and services ...................  20
How to contact Scudder .............................  21



                                                                              --

---------------------------------------
Introduction
---------------------------------------

Scudder Cash Investment Trust and Scudder U.S. Treasury Money Fund (the "Funds"), are money market mutual funds advised by Scudder, Stevens & Clark, Inc. (the "Adviser"). The two Funds' prospectuses are presented together so you can understand their important differences and decide which Fund is most suitable for your investment needs.

Each Fund can be appropriate for investors who are concerned about stability of principal. If investors are just starting out and want their assets to grow in a stable investment, if they want to keep their nest egg safe and handy, or if they are simply looking to "park" their investment capital for a short time, a money market fund may be a good choice.

One appealing characteristic of a money market fund is that it seeks to maintain a stable share price. Thus, not only should investors have the value of their initial investment maintained, they ordinarily will have earnings on that investment, plus earnings on those earnings, if dividends are reinvested.

In general, the level of income from a money market fund is affected by the quality of the fund's investments. Each Fund invests in a broad range of money market securities which are of high quality.

Another important feature of the Funds is daily liquidity. Investors can gain access to their cash by toll-free telephone redemption or with our convenient check writing option. Shareholders may write checks of at least $100.

Each Fund offers all the benefits of the Scudder Family of Funds. Scudder, Stevens & Clark, Inc. manages a diverse family of pure no-load(TM) funds and provides a wide range of services to help investors meet their investment needs. Please refer to "Investment products and services" for additional information.


Except as otherwise indicated, each Fund's investment objective and policies are not fundamental and may be changed without a vote of shareholders. If there is a change in investment objectives, shareholders should consider whether the Fund remains an appropriate investment in light of their current financial position and needs. There can be no assurance that each Fund's objective will be met.


---------------------------------------
Scudder Cash Investment Trust
---------------------------------------

Investment objective and policies


Scudder Cash Investment Trust seeks to maintain the stability of capital and, consistent therewith, to maintain the liquidity of capital and to provide current income. The Fund seeks to achieve its objective by investing in money market securities. The Fund also seeks to maintain a constant net asset value of $1.00 per share and declares dividends daily.


Investments


The Fund purchases U.S. dollar-denominated securities with remaining maturities of 397 calendar days or less, except in the case of U.S. Government securities which may have remaining maturities of 762 calendar days or less. The dollar-weighted average maturity of the Fund's portfolio will vary with money market conditions, but is always 90 days or less. All securities in the Fund's portfolio must meet credit quality standards pursuant to procedures established by the Trustees. Generally, the Fund may purchase only securities which are rated, or issued by a company with comparable securities rated, within the two highest quality rating categories of one or more of the following rating agencies: Moody's Investor Services, Inc. ("Moody's"), Standard & Poor's Corporation ("S&P") and Fitch Investors Service, Inc. ("Fitch"). If a security is unrated, the Fund may purchase the security if, in the opinion of the Adviser, the credit quality of the security is



--
6
deemed equivalent to the rated securities mentioned above.

Amendments have been proposed to the federal rules regulating quality, maturity and diversification requirements of money market funds, like the Fund. If the amendments are adopted, the Fund intends to comply with such new requirements.

The Fund may invest in short-term securities consisting of: obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities; obligations of supranational organizations such as the International Bank for Reconstruction and Development (the World Bank); obligations of domestic banks and foreign branches of domestic banks, including bankers' acceptances, certificates of deposit, deposit notes and time deposits; and obligations of savings and loan institutions.


The Fund may also invest in: instruments whose credit has been enhanced by banks (letters of credit), insurance companies (surety bonds) or other corporate entities (corporate guarantees); corporate obligations, including commercial paper, notes, bonds, loans and loan participations; securities with variable or floating interest rates; when-issued securities; asset-backed securities, including certificates, participations and notes; municipal securities, including notes, bonds and participation interests, either taxable or tax free; and illiquid or restricted securities.


In addition, the Fund may invest in repurchase agreements and securities with put features.

Each of the above referenced eligible investments and investment practices have certain risks associated with them. For a more complete description, please refer to the Fund's Statement of Additional Information.

---------------------------------------
Scudder U.S. Treasury Money Fund
---------------------------------------

Investment objective and policies


Scudder U.S. Treasury Money Fund seeks to provide safety, liquidity and stability of capital and, consistent therewith, to provide current income. The Fund seeks to achieve its objective by investing in short-term U.S. Government securities and repurchase agreements. The Fund also seeks to maintain a constant net asset value of $1.00 and declares dividends daily.


Investment characteristics

The Fund provides investors with current income and stability of capital through a portfolio consisting primarily of short-term U.S. Treasury obligations and similar investments. The Fund is a "fixed price" fund; that is, it seeks to maintain a constant share price of $1.00, although under certain circumstances this may not be possible. This price stability makes the Fund suitable for investors who are seeking current income and who are unwilling to accept stock or bond market risk.

The Fund is also designed to minimize credit risk. It invests exclusively in short-term securities unconditionally guaranteed by the U.S. Government (as to payment of both principal and interest) and repurchase agreements backed fully by U.S. Treasury securities.

The Fund invests in U.S. Government securities whose interest is specifically exempted from state and local income taxes under federal law; the interest is not exempt from federal income tax. Most, but not all, states allow this tax-exempt character of the Fund's income to pass through to its shareholders, so that distributions from the Fund to the extent derived from interest that is exempt from state and local income taxes, are exempt from such taxes when earned by a shareholder of the Fund. Shareholders should, however, contact their own tax advisers regarding the possible exclusion for state and local income tax purposes of the portion of


                                                                              --
distributions received from the Fund which is attributable to interest from U.S. Government securities. Income earned by the Fund from U.S. Treasury-backed repurchase agreements generally is not exempt from state and local tax.

Investments

The Fund invests without limitation in short-term securities consisting of U.S. Treasury notes, bonds, bills and in other securities issued or guaranteed by the U.S. Government and thus backed by the full faith and credit of the United States. The Fund may invest its assets, when conditions are appropriate, in repurchase agreements, but only if they are fully collateralized by U.S. Treasury obligations. At least 80% of the Fund's assets will be invested in either U.S. Treasury securities or in repurchase agreements collateralized by U.S. Treasury obligations. All of the securities in which the Fund may invest are U.S. dollar-denominated. The Fund's investments in U.S. Government obligations provide a high degree of safety and liquidity. Amendments have been proposed to the federal rules regulating quality, maturity and diversification requirements of money market funds, like the Fund. If the amendments are adopted, the Fund intends to comply with such new requirements. The Fund may also invest in when-issued securities, whose market value may involve an unrealized gain or loss prior to settlement. In addition the Fund may invest, to a limited extent, in illiquid or restricted securities.

The Fund's investments in U.S. Government securities may have maturities of up to 762 calendar days; all other portfolio securities will have maturities of up to 397 calendar days. The dollar-weighted average maturity of the Fund's portfolio investments varies with money market conditions, but is always 90 days or less. As a money market fund with a short-term maturity, the Fund's income fluctuates with changes in interest rates but its price is expected to remain fixed at $1.00 per share.

---------------------------------------
Additional information about
policies and investments
---------------------------------------

Investment restrictions


Each Fund has adopted certain fundamental policies which may not be changed without a vote of shareholders and which are designed to reduce the Funds' investment risk. Each Fund may not borrow money except as a temporary measure for extraordinary or emergency purposes or except in connection with reverse repurchase agreements. Each Fund may not make loans except through the lending of portfolio securities, the purchase of debt obligations or through repurchase agreements.


A complete description of these and other policies and restrictions is contained under "Investment Restrictions" in the Funds' Statement of Additional Information.


The high quality securities in which Scudder Cash Investment Trust invests are divided into "first tier" and "second tier" securities. First tier securities are those securities generally rated in the highest category by at least two rating agencies (or one, if only one rating agency has rated the security). Securities which are generally rated in the two highest categories by at least two rating agencies (or one, if only one rating agency has rated the security) and which do not qualify as first tier securities are second tier securities. The Adviser may determine, pursuant to procedures approved by the Trustees, that an unrated security is equivalent to a first tier or second tier security.


Repurchase agreements

As a means of earning income for periods as short as overnight, each Fund may enter into repurchase agreements with selected banks and broker/dealers. Under a repurchase agreement, the Fund acquires securities, subject to the seller's agreement to repurchase those securities at a specified time and price. If the seller under a


--
8
repurchase agreement becomes insolvent, the Fund's right to dispose of the securities might be restricted, or the value of the securities may decline before the Fund is able to dispose of them. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the securities before repurchase under a repurchase agreement, the Fund may encounter delay and incur costs, including a decline in the value of the securities, before being able to sell the securities.

When-issued securities

Each Fund may purchase securities on a when-issued or forward delivery basis, for payment and delivery at a later date. The price and yield are generally fixed on the date of commitment to purchase. During the period between purchase and settlement, no interest accrues to the Fund. At the time of settlement, the market value of the security may be more or less than the purchase price.

---------------------------------------
Distribution and performance
information
---------------------------------------

Dividends and capital gains distributions

The Funds' dividends from net investment income are declared daily and distributed monthly. Scudder Cash Investment Trust may take into account capital gains and losses (other than long-term capital gains) in its daily dividend declaration. Scudder U.S. Treasury Money Fund takes into account realized gains and losses on securities held for one year or less (short-term capital gain/loss) in its daily dividend. Scudder U.S. Treasury Money Fund generally intends to distribute any net realized long-term capital gains after utilization of capital loss carryforwards, if any, in November or December to prevent application of federal excise tax. An additional distribution for tax purposes may be made, if necessary. Any dividends or capital gains distributions declared in October, November or December with a record date in such a month and paid during the following January will be treated by shareholders for federal income tax purposes as if received on December 31 of the calendar year declared. According to preference, shareholders may receive distributions in cash or have them reinvested in additional shares of the Fund. If an investment is in the form of a retirement plan, all dividends and capital gains distributions must be reinvested into the shareholder's account.

Generally, dividends from net investment income are taxable to shareholders as ordinary income whether received in cash or additional shares.

Long-term capital gains distributions, if any, are taxable as long-term capital gains regardless of the length of time shareholders have owned their shares. Short-term capital gains and any other taxable income distributions are taxable as ordinary income. It is not expected that dividends will qualify for the dividends-received deduction for corporations.

Each Fund sends detailed tax information to shareholders about the amount and type of its distributions by January 31 of the following year.

Performance information

From time to time, quotations of a Fund's performance may be included in advertisements, sales literature or shareholder reports. All performance figures are historical, show the performance of a hypothetical investment and are not intended to indicate future performance.

The "yield" of a Fund refers to income generated by an investment in the Fund over a specified seven-day period. Yield is expressed as an annualized percentage. The "effective yield" of a Fund is expressed similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested and will reflect the effects of compounding. "Total return" is the change in value of an investment in a Fund for a specified period. The "average annual total return" of a Fund is the average annual compound rate of return of an investment in a Fund assuming the investment has been held for one year, five years and ten years as of a stated ending date. "Cumulative total return"


                                                                              --
represents the cumulative change in value of an investment in a Fund for various periods. All types of total return calculations assume that all dividends and capital gains distributions during the period were reinvested in shares of a Fund.

Performance will vary based upon, among other things, changes in market conditions and the level of a Fund's expenses.

---------------------------------------
Fund organization
---------------------------------------

Scudder Cash Investment Trust and Scudder U.S. Treasury Money Fund are diversified, open-end management investment companies registered under the Investment Company Act of 1940 (the "1940 Act"). The Funds were organized as Massachusetts business trusts in December 1975 and April 1980, respectively. Scudder U.S. Treasury Money Fund changed its name from Scudder Government Money Fund on March 1, 1991.

The activities of the Funds are supervised by their respective Boards of Trustees. Shareholders have one vote for each share held on matters on which they are entitled to vote. The Funds are not required to and have no current intention of holding annual shareholder meetings, although special meetings may be called for purposes such as electing or removing Trustees, changing fundamental investment policies or approving an investment management agreement. Shareholders will be assisted in communicating with other shareholders in connection with removing a Trustee as if Section 16(c) of the 1940 Act were applicable.

The prospectuses of the Funds are combined in this prospectus. Each Fund offers only its own shares, yet it is possible that a Fund might become liable for a misstatement regarding another Fund. The Trustees of each Fund have considered this and approved the use of a combined prospectus.

Investment adviser

Each Fund retains the investment management firm of Scudder, Stevens & Clark, Inc., a Delaware corporation, to manage the daily investment and business affairs subject to the policies established by each Trust's Board of Trustees. The Trustees have overall responsibility for the management of the Funds under Massachusetts law.


For the fiscal year ended June 30, 1997, the Adviser received an investment advisory fee of 0.41% of Scudder Cash Investment Trust's average daily net assets. The fee is graduated so that increases in the Fund's net assets may result in a lower average fee rate and decreases in the Fund's net assets may result in a higher average fee rate. Until October 31, 1998, the Adviser has agreed to waive all or a portion of its investment management fee payable by Scudder Cash Investment Trust to the extent necessary so that the total annualized expenses of the Fund do not exceed 0.85% of the average daily net assets.

For the fiscal year ended June 30, 1997, the Adviser received an investment management fee of 0.21% of Scudder U.S. Treasury Money Fund's average daily net assets on an annual basis.


Each Fund's fee is payable monthly, provided that a Fund will make such interim payments as may be requested by the Adviser not to exceed 75% of the amount of the fee then accrued on the books of the Fund and unpaid.


Until October 31, 1998, the Adviser has agreed to continue to maintain the total annualized expenses of Scudder U.S. Treasury Money Fund at 0.65% of average daily net assets of the Fund.


All of a Fund's expenses are paid out of gross investment income. Shareholders pay no direct charges or fees for investment or administrative services.

Scudder, Stevens & Clark, Inc., is located at Two International Place, Boston, Massachusetts.


Scudder has entered into an agreement with Zurich Insurance Company ("Zurich"), an international insurance and financial services



--
10
organization, pursuant to which Scudder will form a new global investment organization by combining with Zurich's subsidiary, Zurich Kemper Investments, Inc., and change its name to Scudder Kemper Investments, Inc. After the transaction is completed, Zurich will own approximately 70% of the new organization with the balance owned by the new organization's officers and employees.

Consummation of the transaction is subject to a number of contingencies, including regulatory approvals. The transaction is expected to close in the fourth quarter of 1997. Upon consummation of the transaction the investment management agreement with Scudder, Stevens & Clark, Inc., will terminate. The Trustees of each Fund have approved an investment management agreement with Scudder Kemper Investments, Inc. which are substantially identical to each current investment management agreement to become effective upon the termination of each current investment management agreement.


Transfer agent

Scudder Service Corporation, P.O. Box 2291, Boston, Massachusetts 02107-2291, a subsidiary of the Adviser, is the transfer, shareholder servicing and dividend-paying agent for the Funds.

Underwriter

Scudder Investor Services, Inc., a subsidiary of the Adviser, is the Funds' principal underwriter. Scudder Investor Services, Inc. confirms, as agent, all purchases of shares of the Funds. Scudder Investor Relations is a telephone information service provided by Scudder Investor Services, Inc.

Fund accounting agent

Scudder Fund Accounting Corporation, a subsidiary of the Adviser, is responsible for determining the daily net asset value per share and maintaining the general accounting records of the Funds.

Custodian

State Street Bank and Trust Company is the Funds' custodian.

---------------------------------------
Transaction information
---------------------------------------

Purchasing shares

Purchases are executed at the next calculated net asset value per share after the Funds' transfer agent receives the purchase request in good order. Purchases are made in full and fractional shares. (See "Share price.")

By check. If you purchase shares with a check that does not clear, your purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. Checks must be drawn on or payable through a U.S. bank. If you purchase shares by check and redeem them within seven business days of purchase, the Fund may hold redemption proceeds until the purchase check has cleared. If you purchase shares by federal funds wire, you may avoid this delay. Redemption requests by telephone or by "Write-A-Check" prior to the expiration of the seven-day period will not be accepted.

By wire. To open a new account by wire, first call Scudder at 1-800-225-5163 to obtain an account number. A representative will instruct you to send a completed, signed application to the transfer agent. Accounts cannot be opened without a completed, signed application and a Scudder fund account number. Contact your bank to arrange a wire transfer to:

        The Scudder Funds
        State Street Bank and Trust Company
        Boston, MA 02101
        ABA Number 011000028
        DDA Account 9903-5552

Your wire instructions must also include:

-- the name of the fund in which the money is to be invested, -- the account number of the fund, and -- the name(s) of the account holder(s).


                                                                              --

The account will be established once the application and money order are received in good order.

You may also make additional investments of $100 or more to your existing account by wire.


By "QuickBuy." If you elected "QuickBuy" for your account, you can call toll-free to purchase shares. The money will be automatically transferred from your predesignated bank checking account. Your bank must be a member of the Automated Clearing House for you to use this service. If you did not elect "QuickBuy," call 1-800-225-5163 for more information.

To purchase additional shares, call 1-800-225-5163. Purchases may not be for more than $250,000. Proceeds in the amount of your purchase will be transferred from your bank checking account in two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be purchased at the net asset value per share calculated at the close of trading on the day of your call. "QuickBuy" requests received after the close of regular trading on the Exchange will begin their processing and be purchased at the net asset value calculated the following business day.

If you purchase shares by "QuickBuy" and redeem them within seven days of the purchase, the Fund may hold the redemption proceeds for a period of up to seven business days. If you purchase shares and there are insufficient funds in your bank account, the purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. "QuickBuy" transactions are not available for most retirement plan accounts. However, "QuickBuy" transactions are available for Scudder IRA accounts.

By exchange. Each Fund may be exchanged for shares of other funds in the Scudder Family of Funds unless otherwise determined by each Fund's Board of Trustees. Your new account will have the same registration and address as your existing account.


The exchange requirements for corporations, other organizations, trusts, fiduciaries, agents, institutional investors and retirement plans may be different from those for regular accounts. Please call 1-800-225-5163 for more information, including information about the transfer of special account features.

You can also make exchanges among your Scudder fund accounts on SAIL, the Scudder Automated Information Line, by calling 1-800-343-2890.

Redeeming shares

Each Fund allows you to redeem shares (i.e., sell them back to the Fund) without redemption fees.


By telephone. This is the quickest and easiest way to sell Fund shares. If you provided your banking information on your application, you can call to request that federal funds be sent to your authorized bank account. If you did not include your banking information on your application, call 1-800-225-5163 for more information.


Redemption proceeds will be wired to your bank unless otherwise requested. If your bank cannot receive federal reserve wires, redemption proceeds will be mailed to your bank. There will be a $5 charge for all wire redemptions.

You can also make redemptions from your Scudder fund account on SAIL by calling 1-800-343-2890.

If you open an account by wire, you cannot redeem shares by telephone until the Fund's transfer agent has received your completed and signed application. Telephone redemption is not available for shares held in Scudder IRA accounts and most other Scudder retirement plan accounts.

In the event that you are unable to reach the Fund by telephone, you should write to the Fund; see "How to contact Scudder" for the address.


By "QuickSell." If you elected "QuickSell" for your account, you can call toll-free to redeem shares. The money will be automatically transferred to your predesignated bank checking account. Your bank must be a member of the



--
12

Automated Clearing House for you to use this service. If you did not elect "QuickSell," call 1-800-225-5163 for more information.

To redeem shares, call 1-800-225-5163. Redemptions must be for at least $250. Proceeds in the amount of your redemption will be transferred to your bank checking account in two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be redeemed at the net asset value per share calculated at the close of trading on the day of your call. "QuickSell" requests received after the close of regular trading on the Exchange will begin their processing and be redeemed at the net asset value calculated the following business day.

"QuickSell" transactions are not available for Scudder IRA accounts and most other retirement plan accounts.

Signature guarantees. For your protection and to prevent fraudulent redemptions, on written redemption requests in excess of $100,000 we require an original signature and an original signature guarantee for each person in whose name the account is registered. (The Funds reserve the right, however, to require a signature guarantee for all redemptions.) You can obtain a signature guarantee from most banks, credit unions or savings associations, or from broker/dealers, municipal securities broker/dealers, government securities broker/dealers, national securities exchanges, registered securities associations or clearing agencies deemed eligible by the Securities and Exchange Commission. Signature guarantees by notaries public are not acceptable. Redemption requirements for corporations, other organizations, trusts, fiduciaries, agents, institutional investors and retirement plans may be different from those for regular accounts. For more information, please call 1-800-225-5163.


By "Write-A-Check." You may redeem shares by writing checks against your account balance for at least $100. Your Fund investments will continue to earn dividends until your check is presented to a Fund for payment.

Checks will be returned by the Funds' transfer agent if there are insufficient shares to meet the withdrawal amount. You should not attempt to close an account by check because the exact balance at the time the check clears will not be known when the check is written.

Telephone transactions

Shareholders automatically receive the ability to exchange by telephone and the right to redeem by telephone up to $100,000 to their address of record. Shareholders also may, by telephone, request that redemption proceeds be sent to a predesignated bank account. Each Fund uses procedures designed to give reasonable assurance that telephone instructions are genuine, including recording telephone calls, testing a caller's identity and sending written confirmation of telephone transactions. If a Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. Each Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.

Share price

Purchases and redemptions, including exchanges, are made at net asset value. Scudder Fund Accounting Corporation determines net asset value per share as of twelve o'clock noon and as of the close of regular trading on the New York Stock Exchange (the "Exchange"), normally 4 p.m. eastern time, on each day the Exchange is open for trading. Net asset value per share is calculated by dividing the value of total Fund assets, less all liabilities, by the total number of shares outstanding. In calculating the net asset value per share, each Fund uses the current market value of the securities. However, for securities with sixty days or less to maturity, each Fund uses the amortized cost value.


                                                                              --

Processing time

Purchases made by wire and received by the Funds' transfer agent before noon on any business day are executed at noon on that day and begin earning income the same day. Those made by wire between noon and the close of regular trading on the Exchange on any business day are executed at the close of trading the same day and begin earning income the next business day. Purchases made by check are executed on the day the check is received in good order by the Funds' transfer agent and begin earning income on the next business day. Redemption requests received in good order by the Funds' transfer agent between noon and the close of regular trading on the Exchange are executed at the net asset value calculated at the close of regular trading on that day and will earn a dividend on the redeemed shares that day. If a redemption request is received by noon, proceeds will normally be wired that day, if requested by the shareholder, but no dividend will be earned on the redeemed shares on that day.

If you wish to make a purchase of $500,000 or more, you should notify Scudder Investor Relations by calling 1-800-225-5163.

Each Fund will normally send redemption proceeds within one business day following the redemption request, but may take up to seven business days (or longer in the case of shares recently purchased by check).

Purchase restrictions

The Funds and Scudder Investor Services, Inc. each reserves the right to reject purchases of Fund shares (including exchanges) for any reason.

Tax identification number


Be sure to complete the Tax Identification Number section of the application when you open an account. Federal tax law requires a Fund to withhold 31% of taxable dividends and capital gains distributions from accounts (other than those of certain exempt payees) without a correct certified Social Security or tax identification number and correct certain other certified information or upon notification from the IRS or a broker that withholding is required. Each Fund reserves the right to reject new account applications without a correct certified Social Security or tax identification number. Each Fund also reserves the right, following 30 days' notice, to redeem all shares in accounts without a correct certified Social Security or tax identification number. A shareholder may avoid involuntary redemption by providing a Fund with a tax identification number during the 30-day notice period.


Minimum balances


Shareholders should maintain a share balance worth at least $2,500, which amount may be changed by the Board of Trustees. Scudder retirement plans and certain other accounts have similar or lower minimum share balance requirements. A shareholder may open an account with at least $1,000, if an automatic investment plan of $100/month is established.


Shareholders who maintain a non-fiduciary account balance of less than $2,500 in a Fund, without establishing an automatic investment plan, will be assessed an annual $10.00 per fund charge with the fee to be paid to the Fund. The $10.00 charge will not apply to shareholders with a combined household account balance in any of the Scudder Funds of $25,000 or more. Each Fund reserves the right, following 60 days' written notice to shareholders, to redeem all shares in accounts below $250, including accounts of new investors, where a reduction in value has occurred due to a redemption or exchange out of the account. Each Fund will mail the proceeds of the redeemed account to the shareholder. Reductions in value that result solely from market activity will not trigger an involuntary redemption. Retirement accounts and certain other accounts will not be assessed the $10.00 charge or be subject to automatic liquidation. Please refer to "Exchanges and


--
14

Redemptions--Other information" in the Funds' Statement of Additional Information for more information.

Third party transactions

If purchases and redemptions of Fund shares are arranged and settlement is made at an investor's election through a member of the National Association of Securities Dealers, Inc., other than Scudder Investor Services, Inc., that member may, at its discretion, charge a fee for that service.

---------------------------------------
Shareholder benefits
---------------------------------------

Experienced professional management

Scudder, Stevens & Clark, Inc., one of the nation's most experienced investment management firms, actively manages your Scudder fund investment. Professional management is an important advantage for investors who do not have the time or expertise to invest directly in individual securities.

A team approach to investing

Each Fund is managed by a team of Scudder investment professionals who each play an important role in the Fund's management process. Team members work together to develop investment strategies and select securities for each Fund's portfolio. They are supported by Scudder's large staff of economists, research analysts, traders, and other investment specialists who work in Scudder's offices across the United States and abroad. Scudder believes its team approach benefits Fund investors by bringing together many disciplines and leveraging Scudder's extensive resources.


Lead Portfolio Manager David Wines assumed responsibility for the Funds' day-to-day management in 1996. Mr. Wines focuses on overall investment strategy and has over 14 years of experience as a portfolio manager in the securities business, including eight years in the mutual fund business. Debra A. Hanson, Portfolio Manager, assists with the development and execution of investment strategy and has over 14 years' experience managing short-term fixed-income portfolios. Ms. Hanson has been with Scudder since 1983. K. Sue Cote, Portfolio Manager, joined Scudder in 1983 and has 14 years experience working with short-term fixed-income investments.


SAIL(TM)--Scudder Automated Information Line

For personalized account information including fund prices, yields and account balances, to perform transactions in existing Scudder fund accounts, or to obtain information on any Scudder fund, shareholders can call Scudder's Automated Information Line (SAIL) at 1-800-343-2890, 24 hours a day. During periods of extreme economic or market changes, or other conditions, it may be difficult for you to effect telephone transactions in your account. In such an event you should write to the Fund; please see "How to contact Scudder" for the address.

Investment flexibility


Scudder offers toll-free telephone exchange between funds at current net asset value. You can move your investments among money market, income, growth, tax-free and growth and income funds with a simple toll-free call or, if you prefer, by sending your instructions through the mail or by fax. (The exchange privilege may not be available for certain Scudder funds. For more information, please call 1-800-225-5163.) Telephone and fax redemptions and exchanges are subject to termination and their terms are subject to change at any time by the Fund or the transfer agent. In some cases, the transfer agent or Scudder Investor Services, Inc. may impose additional conditions on telephone transactions.

Personal Counsel(SM) -- A Managed Fund Portfolio Program

If you would like to receive direct guidance and management of your overall mutual fund portfolio to help you pursue your investment goals, you may be interested in Personal Counsel from Scudder. Personal Counsel, a program of



                                                                              --

Scudder Investor Services, Inc., a registered investment adviser and a subsidiary of Scudder, Stevens & Clark, Inc., combines the benefits of a customized portfolio of pure no-load Scudder Funds with ongoing portfolio monitoring and individualized service, for an annual fee of generally 1% or less of assets (with a $1,000 minimum). In addition, it draws upon Scudder's more than 75-year heritage of providing investment counsel to large corporate and private clients. If you have $100,000 or more to invest initially and would like more information about Personal Counsel, please call 1-800-700-0183.

Dividend reinvestment plan

You may have dividends and distributions automatically reinvested in additional Fund shares. Please call 1-800-225-5163 to request this feature.

Shareholder statements

You receive a detailed account statement every time you purchase or redeem shares. All of your statements should be retained to help you keep track of account activity and the cost of shares for tax purposes.

Shareholder reports

In addition to account statements, you receive periodic shareholder reports highlighting relevant information, including investment results and a review of portfolio changes.

To reduce the volume of mail you receive, only one copy of most Fund reports, such as the Fund's Annual Report, may be mailed to your household (same surname, same address). Please call 1-800-225-5163 if you wish to receive additional shareholder reports.

Newsletters

Four times a year, Scudder sends you Perspectives, an informative newsletter covering economic and investment developments, service enhancements and other topics of interest to Scudder fund investors.

Scudder Investor Centers

As a convenience to shareholders who like to conduct business in person, Scudder Investor Services, Inc. maintains Investor Centers in Boca Raton, Boston, Chicago, New York and San Francisco.

T.D.D. service for the hearing impaired

Scudder's full range of investor information and shareholder services is available to hearing impaired investors through a toll-free T.D.D. (Telephone Device for the Deaf) service. If you have access to a T.D.D., call 1-800-543-7916 for investment information or specific account questions and transactions.


--
16

---------------------------------------
Purchases
---------------------------------------

--------------------------------------------------------------------------------
Opening           Minimum initial investment: $2,500; IRAs $1,00
an account
                  Group retirement plans (401(k), 403(b), etc.) have similar or lower minimums. See appropriate plan literature.

Make checks       o  By Mail          Send your completed and signed
payable to "The                       application and check
Scudder Funds."
                                      by regular mail to:

                                      The Scudder Funds
                                      P.O. Box 2291
                                      Boston, MA
                                      02107-2291

                                  or  by express, registered,
                                      or certified mail to:

                                      Scudder Shareholder
                                      Service Center
                                      42 Longwater Drive
                                      Norwell, MA
                                      02061-1612

                  o  By Wire          Please see Transaction
                                      information--Purchasing shares--
                                      By wire for details, including the ABA
                                      wire transfer number. Then call
                                      1-800-225-5163 for instructions.


                  o  In Person        Visit one of our Funds Centers to
                                      complete your application with the help
                                      of a Scudder representative. Funds Center locations are listed under Shareholder benefits.

-----------------------------------------------------------------------------
Purchasing
additional        Minimum additional investment: $100; IRAs $50
shares            Group retirement plans (401(k), 403(b), etc.) have similar or lower minimums. See appropriate plan literature.

Make checks       o By Mail           Send a check with a Scudder investment
payable to "The                       slip, or with a letter of instruction
Scudder Funds."                       including your account number and the
                                      complete Fund name, to the appropriate
                                      address listed above.

                  o By Wire           Please see Transaction
                                      information--Purchasing shares--
                                      By wire for details, including the ABA
                                      wire transfer number.


                  o In Person         Visit one of our Funds Centers to make an
                                      additional investment in your Scudder
                                      fund account. Funds Center locations are listed under Shareholder benefits.

                  o By Telephone      Please see Transaction information--
                                      Purchasing shares--
                                      By QuickBuy or By telephone order for
                                      more details.


                  o  By Automatic     You may arrange to make investments on a
                     Investment Plan  regular basis through automatic
                     ($50 minimum)    deductions from your bank checking
                                      account. Please call 1-800-225-5163 for
                                      more information and an enrollment form.
--------------------------------------------------------------------------------


                                                                              --

---------------------------------------
Exchanges and redemptions
---------------------------------------

--------------------------------------------------------------------------------
Exchanging        Minimum investments: $2,500 to establish a new account;
shares                                 $100 to exchange among existing accounts

                  o By Telephone  To speak with a service representative, call
                                  1-800-225-5163 from 8 a.m. to 8 p.m. eastern
                                  time or to access SAIL(TM), Scudder's
                                  Automated Information Line, call
                                  1-800-343-2890 (24 hours a day).

                  o By Mail       Print or type your instructions and include:
                    or Fax        -  the name of the Fund and the account
                                     number you are exchanging from;
                                  -  your name(s) and address as they appear on
                                     your account;
                                  -  the dollar amount or number of shares you
                                     wish to exchange;
                                  -  the name of the Fund you are exchanging
                                     into;
                                  -  your signature(s) as it appears on your
                                     account; and
                                  -  a daytime telephone number.

                                  Send your instructions
                                  by regular mail to:

                                  The Scudder Funds
                                  P.O. Box 2291
                                  Boston, MA 02107-2291

                                  or   by express, registered,
                                       or certified mail to:
                                       Scudder Shareholder
                                       Service Center
                                       42 Longwater Drive
                                       Norwell, MA
                                       02061-1612

                                  or   by fax to:
                                       1-800-821-6234
--------------------------------------------------------------------------------
Redeeming         o By Telephone  To speak with a service representative, call
shares                            1-800-225-5163 from 8 a.m. to 8 p.m. eastern
                                  time or to access SAIL(TM), Scudder's
                                  Automated Information Line, call
                                  1-800-343-2890 (24 hours a day). You may have redemption proceeds sent to your predesignated bank account, or redemption proceeds of up to $50,000 sent to your address of record.

                  o By "Write-    You may redeem shares by writing checks
                    A-Check"      against your account balance as often as you
                                  like for at least $100, but not more than $5,000,000.

                  o By Mail       Send your instructions for redemption to the
                    or Fax        appropriate address or fax number above and
                                  include:
                                  -  the name of the Fund and account number
                                     you are redeeming from;
                                  -  your name(s) and address as they appear on
                                     your account;
                                  -  the dollar amount or number of shares you
                                     wish to redeem;
                                  -  your signature(s) as it appears on your
                                     account; and
                                  -  a daytime telephone number.


                                  A signature guarantee is required for
                                  redemptions over $100,000.
                                  See Transaction information--Redeeming shares.


                  o By Automatic You may arrange to receive automatic cash
                    Withdrawal   payments periodically. Call 1-800-225-5163 for
                    Plan         more information and an enrollment form.
--------------------------------------------------------------------------------


--
18

---------------------------------------
Scudder tax-advantaged
retirement plans
---------------------------------------

Scudder offers a variety of tax-advantaged retirement plans for individuals, businesses and non-profit organizations. These flexible plans are designed for use with the Scudder Family of Funds (except Scudder tax-free funds, which are inappropriate for such plans). Scudder Funds offer a broad range of investment objectives and can be used to seek almost any investment goal. Using Scudder's retirement plans can help shareholders save on current taxes while building their retirement savings.


o Scudder No-Fee IRAs. These retirement plans allow a maximum annual contribution of up to $2,000 per person for anyone with earned income (up to $2,000 per individual for married couples if only one spouse has earned income). Many people can deduct all or part of their contributions from their taxable income, and all investment earnings accrue on a tax-deferred basis. The Scudder No-Fee IRA charges you no annual custodial fee.


o 401(k) Plans. 401(k) plans allow employers and employees to make tax-deductible retirement contributions. Scudder offers a full service program that includes recordkeeping, prototype plan, employee communications and trustee services, as well as investment options.


o Profit Sharing and Money Purchase Pension Plans. These plans allow corporations, partnerships and people who are self-employed to make annual, tax-deductible contributions of up to $30,000 for each person covered by the plans. Plans may be adopted individually or paired to maximize contributions. These are sometimes known as Keogh plans. The Scudder Keogh charges you no annual custodial fee.


o 403(b) Plans. Retirement plans for tax-exempt organizations and school systems to which employers and employees may both contribute.



o SEP-IRAs. Easily administered retirement plans for small businesses and self-employed individuals. The maximum annual contribution to SEP-IRA accounts is adjusted each year for inflation. The Scudder SEP-IRA charges you no annual custodial fee.


o Scudder Horizon Plan. A no-load variable annuity that lets you build assets by deferring taxes on your investment earnings. You can start with $2,500 or more.

Scudder Trust Company (an affiliate of the Adviser) is Trustee or Custodian for some of these plans and is paid an annual fee for some of the above retirement plans. For information about establishing a Scudder No-Fee IRA, SEP-IRA, Profit Sharing Plan, Money Purchase Pension Plan or a Scudder Horizon Plan, please call 1-800-225-2470. For information about 401(k)s or 403(b)s please call 1-800-323-6105. To effect transactions in existing IRA, SEP-IRA, Profit Sharing or Pension Plan accounts, call 1-800-225-5163.

The variable annuity contract is provided by Charter National Life Insurance Company (in New York State, Intramerica Life Insurance Company [S 1802]). The contract is offered by Scudder Insurance Agency, Inc. (in New York State, Nevada and Montana, Scudder Insurance Agency of New York, Inc.). CNL, Inc. is the Principal Underwriter. Scudder Horizon Plan is not available in all states.


Scudder Investor Relations is a service provided through Scudder Investor Services, Inc., Distributor.



                                                                              --

---------------------------------------
Investment products and services
---------------------------------------


The Scudder Family of Funds+
--------------------------------------------------------------------------------
Money Market
  Scudder U.S. Treasury Money Fund
  Scudder Cash Investment Trust
  Scudder Money Market Series--
    Premium  Shares*
    Managed Shares*
  Scudder Government Money Market Series--Managed Shares*

Tax Free Money Market+
  Scudder Tax Free Money Fund
  Scudder Tax Free  Money Market Series--Managed  Shares*
  Scudder California Tax Free Money Fund**
  Scudder New York Tax Free Money Fund**

Tax Free+
  Scudder Limited Term Tax Free Fund
  Scudder Medium Term Tax Free Fund
  Scudder Managed Municipal Bonds
  Scudder High Yield Tax Free Fund
  Scudder California Tax Free Fund**
  Scudder Massachusetts Limited
    Term Tax Free Fund**
  Scudder Massachusetts Tax Free Fund**
  Scudder New York Tax Free Fund**
  Scudder Ohio Tax Free Fund**
  Scudder Pennsylvania Tax Free Fund**

U.S. Income
  Scudder Short Term Bond Fund
  Scudder Zero Coupon 2000 Fund
  Scudder GNMA Fund
  Scudder Income Fund
  Scudder High Yield Bond Fund

Global Income
  Scudder Global Bond Fund
  Scudder International Bond Fund
  Scudder Emerging Markets Income Fund

Asset Allocation
  Scudder Pathway Conservative Portfolio
  Scudder Pathway Balanced Portfolio
  Scudder Pathway Growth Portfolio
  Scudder Pathway International Portfolio

U.S. Growth and Income
  Scudder Balanced Fund
  Scudder Growth and Income Fund
  Scudder S&P 500 Index Fund

U.S. Growth
  Value
    Scudder Large Company Value  Fund
    Scudder Value Fund
    Scudder Small Company Value Fund
    Scudder Micro Cap Fund

  Growth
    Scudder Classic Growth Fund
    Scudder Large Company Growth Fund
    Scudder Development Fund
    Scudder 21st Century Growth Fund

Global Growth
  Worldwide
    Scudder Global Fund
    Scudder International Growth and Income Fund
    Scudder International Fund
    Scudder Global Discovery Fund
    Scudder Emerging Markets Growth Fund
    Scudder Gold Fund

  Regional
    Scudder Greater Europe Growth Fund
    Scudder Pacific Opportunities Fund
    Scudder Latin America Fund
    The Japan Fund, Inc.

Retirement Programs
  IRA
  SEP IRA
  Keogh Plan
  401(k), 403(b) Plans
  Scudder Horizon Plan **++
    (a variable annuity)

Closed-End Funds#
--------------------------------------------------------------------------------
  The Argentina Fund, Inc.
  The Brazil Fund, Inc.
  The Korea Fund, Inc.
  The Latin America Dollar Income Fund, Inc.
  Montgomery Street Income Securities, Inc.
  Scudder New Asia Fund, Inc.
  Scudder New Europe Fund, Inc.
  Scudder Spain and Portugal Fund, Inc.
  Scudder World Income Opportunities
    Fund, Inc.

For complete information on any of the above Scudder funds, including management fees and expenses, call or write for a free prospectus. Read it carefully before you invest or send money. +Funds within categories are listed in order from expected least risk to most risk. Certain Scudder funds may not be available for purchase or exchange. +A portion of the income from the tax-free funds may be subject to federal, state, and local taxes. *A class of shares of the Fund. **Not available in all states. ++A no-load variable annuity contract provided by Charter National Life Insurance Company and its affiliate, offered by Scudder's insurance agencies, 1-800-225-2470. #These funds, advised by Scudder Kemper Investments, Inc., are traded on various stock exchanges.



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How to contact Scudder
--------------------------------------------------------------------------------


Account Service and Information:

      For existing account service and transactions

            Scudder Investor Relations -- 1-800-225-5163

      For 24 hour account information, fund information, exchanges, and an overview of all the services available to you

            Scudder Electronic Account Services -- http://funds.scudder.com

      For personalized information about your Scudder accounts, exchanges and redemptions

            Scudder Automated Information Line (SAIL) -- 1-800-343-2890

Investment Information:

      For information about the Scudder funds, including additional applications and prospectuses, or for answers to investment questions

            Scudder Investor Relations -- 1-800-225-2470
                                          Investor.Relations@scudder.com

            Scudder's World Wide Web Site -- http://funds.scudder.com

      For establishing 401(k) and 403(b) plans

            Scudder Defined Contribution Services -- 1-800-323-6105

Scudder Brokerage Services:

      To receive information about this discount brokerage service and to obtain an application

            Scudder Brokerage Services* -- 1-800-700-0820

Personal Counsel(SM) -- A Managed Fund Portfolio Program:

      To receive information about this mutual fund portfolio guidance and management program

            Personal Counsel from Scudder -- 1-800-700-0183

Please address all correspondence to:

            The Scudder Funds
            P.O. Box 2291
            Boston, Massachusetts
            02107-2291

Or Stop by a Scudder Investor Center:

      Many shareholders enjoy the personal, one-on-one service of the Scudder Investor Centers. Check for an Investor Center near you--they can be found in the following cities:

                   Boca Raton       Chicago           San Francisco
                   Boston           New York

Scudder Investor Relations and Scudder Investor Centers are services provided through Scudder Investor Services, Inc., Distributor.

* Scudder Brokerage Services, Inc., 42 Longwater Drive, Norwell, MA 02061 -- Member NASD/SIPC.



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